Warrants - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Recurring | Heliogen, Inc. [Member] | Level 1 [Member] | Public Warrants
Liabilities:
Warrant liabilities	$ 37	[1]	$ 34	[1]	$ 97	[2]

[1]	Included in other long-term liabilities on the consolidated balance sheets.
[2]	Included in other long-term liabilities on the consolidated balance sheets.